November 21, 2007

Ms. Rebecca A. Marquigny
Senior Counsel
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
Washington, DC  20549

Re:           Sun Life (N.Y.) Variable Account D (“Registrant”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-6
File Nos. 811-04633 & 333-144627
Our telephone discussion of November 13, 2007

Dear Ms. Marquigny:

Thank you for your recent communication regarding the File referenced above.  A courtesy red-lined copy of the prospectus will be emailed contemporaneously with the filing of this pre-effective amendment.  Page numbers noted below are to the red-lined courtesy copy of the prospectus.

1.
The Staff has requested that the “Right to Return Period” in the Risk/Benefit Summary and within the prospectus be changed to state the amount returned is either the greater of premium and premium with investment experience or premium with interest if the premium is held during the Right To Return Period in the general account.

Response:

Pages 5and 12.  The “Right to Return Period” in the Risk/Benefit Summary and within the prospectus has been changed to state the amount returned will be the greater of premium or premium plus money market return.

2.	The Staff has requested a statement regarding limitations on partial surrenders be added to the “Contract Risks” section of the Risk/Benefit Summary.

Response:

Page 7.  The “Contract Risks” section of the Risk/Benefit Summary has been revised to state partial surrenders may only occur annually after Policy Year 1 and may not exceed the Account Value minus any outstanding Policy Debt.

3.	The Staff requested the “Modified Endowment Contract” section be revised to state premium is held in an interest bearing account and to also state the earliest premium will be returned.

Response:

Page 13.  The “Modified Endowment Contract” section has been revised to state premium will be held, for a period not to exceed 90 days, in an interest bearing account.  The section has been further revised to state premium will be refunded, with interest at the then at the then rate paid by the Company on comparable fixed life insurance policies, at the earlier of a) the date we receive instruction from You to return the premium, b) the date we determine the premium cannot be applied to the Policy because satisfactory evidence of insurability of the Insured’s to increase the Specified Face Amount to avoid MEC status was not supplied and c) the end of the 90 day period.

4.	The Staff requested the fifth paragraph of the “Short-Term Trading” section be revised to state that a request for transfer into a restricted fund be considered not in good order.

Response:

Page 21.  The fifth paragraph of the “Short Term Trading” section has been revised to read:   ‘Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the policyowner’s transfer instructions will be considered a request that is not in good order.  Therefore, neither side of the requested transaction will be honored.  We will provide You notice that the transfer instructions were not executed.”

5.	The Staff requested the “Monthly Cost of Insurance” section be revised to present the calculation in more precise words and/or in an algebraic format.

Response:

Page 25.  Items 1 and 2 of the Monthly Cost of Insurance calculation are provided narratively and algebraically.  Specifically, the section has been revised to add the following clarifying disclosure:

*Item (1) above is expressed algebraically as: the Specified Face Amount Monthly Cost of Insurance rate [Specified Face Amount  Net Amount at Risk ÷ 1000].  Item (2) above is expressed algebraically as: the Supplemental Insurance Face Amount Monthly Cost of Insurance rate [Supplemental Insurance Face Amount  Net Amount at Risk ÷ 1000].

6.           The fund lineup was revised with an exchange of four investment options.

7.	The prospectus and statement of additional information have been redated.

Acceleration Request

We understand we are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to provide all information investors require for an informed decision.  As the insurance company and its management possess all facts relating to the insurance company’s disclosure, we are responsible for its accuracy and adequacy.

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., make a request for acceleration of the effective date of the Amendment to December 14, 2007, or as soon thereafter as practicable.  Registrant and its principal underwriter are aware of their obligations under the 1933 Act. In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel

cc:  Joan Boros, Esq.